PREPAID EXPENSES AND OTHER ASSETS (Details) - Schedule of Prepaid Expenses and Other Assets - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Prepaid Expenses and Other Assets [Abstract]
Prepaid Insurance	$ 43,595	$ 44,101	$ 37,910
Subscriptions	11,428	24,050	14,859
Vendor Prepayments	54,650	103,044	63,804
Deferred Charges	163,603	98,953	0
Total Prepaid Expenses and Other Assets	$ 273,276	$ 270,148	$ 116,573